As filed with the Securities and Exchange Commission on June 29, 2017

File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 474	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 476	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated

351 West Camden Street

Baltimore, MD 21201

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 3, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 474 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 3, 2017, the effectiveness of the registration statement for the iShares MSCI Emerging Markets ex China ETF (the “Fund”), filed in Post-Effective Amendment No. 471 on March 16, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
472	May 26, 2017	June 23, 2017
473	June 22, 2017	June 30, 2017

This Post-Effective Amendment No. 474 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 471.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 474 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of June, 2017.

iSHARES, INC.

By:
Martin Small*
President
Date: June 29, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 474 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Director

Date: June 29, 2017

John E. Martinez*
Director

Date: June 29, 2017

Cecilia H. Herbert*
Director

Date: June 29, 2017

Charles A. Hurty*
Director

Date: June 29, 2017

John E. Kerrigan*
Director

Date: June 29, 2017

Robert S. Kapito*
Director

Date: June 29, 2017

Madhav V. Rajan*
Director

Date: June 29, 2017

Jane D. Carlin*
Director

Date: June 29, 2017

Drew E. Lawton
Trustee

Date: June 29, 2017

Richard L. Fagnani
Trustee

Date: June 29, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: June 29, 2017

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 29, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Mark K. Wiedman, John E. Martinez, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert S. Kapito, Madhav V. Rajan, Jane D. Carlin and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 465, filed on October 21, 2016.